Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000009559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Real Estate Portfolio
Average Annual Return, Percent		4.39%	5.88%	5.21%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%	16.63%	13.63%
Wilshire U S Real Estate Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent		11.25%	9.14%	6.64%